NOTES PAYABLE (Details) (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Mar. 23, 2012 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Three [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 02, 2012 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Four [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Apr. 20, 2012 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Five [Member] Unsecured Notes Payable [Member] Third Party [Member]	Nov. 30, 2012 Note Issue Five [Member] Unsecured Convertible Notes Payable [Member] Third Party [Member]	Dec. 31, 2012 Note Issue Five [Member] Unsecured Convertible Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 08, 2012 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2011 Note Issue Six [Member] Unsecured Notes Payable [Member] Third Party [Member]	Jun. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 05, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 30, 2011 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Jun. 05, 2008 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Notes Payable [Member]	Dec. 31, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue One [Member] Unsecured Convertible Notes Payable [Member]	Dec. 31, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Jun. 30, 2012 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Jun. 30, 2011 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]	Apr. 30, 2009 Milestone Enhanced Fund Ltd [Member] Note Issue Two [Member] Unsecured Convertible Notes Payable [Member]
Debt instrument, face amount								$ 300,000			$ 100,000			$ 250,000					$ 500,000			$ 50,000		$ 50,000					$ 45,000
Debt Instrument, Interest Rate, Stated Percentage								15.00%			15.00%			15.00%					25.00%			8.00%		8.00%					8.25%
Interest Payable																					16,298		12,298		18,303	13,539	11,678	7,965
Debt Instrument, Maturity Date							Apr. 30, 2012			Apr. 30, 2012			May 21, 2012					Jun. 22, 2012			Jun. 05, 2010					Nov. 08, 2012	Nov. 08, 2010
Debt Instrument, Penalty Rate								2.00%			2.00%			2.00%
Debt Instrument, Accrued Interest and Penalties							8,375		0	3,148		0	7,842		0
Debt Instrument, Extended Maturity Date							May 31, 2012			May 31, 2012						Dec. 05, 2012	Dec. 05, 2012								Jun. 05, 2010
Repayments of Notes Payable	1,150,000					1,150,000
Debt Instrument, Periodic Payment, Principal																19,500
Interest	280,889		5,792		5,792	286,681										21,634
Interest Payable, Current																		$ 2,778		$ 0